Earnings per share (Details) R / shares in Units, $ / shares in Units, shares in Thousands, R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 ZAR (R) R / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 ZAR (R) R / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 ZAR (R) R / shares shares
Weighted average number of shares
Ordinary shares in issue ('000)	2,670,029	2,670,029	2,266,261	2,266,261	2,265,478	2,265,478
Bonus element of the capitalization issue ('000)					402	402
Adjustment for weighting of ordinary shares in issue ('000)	(328,462)	(328,462)	(273)	(273)	(4,127)	(4,127)
Weighted average number of shares ('000)	2,341,567	2,341,567	2,265,988	2,265,988	2,261,753	2,261,753
(Loss)/profit attributable to owners of Sibanye-Stillwater (SA rand million) | R		R (265.2)		R (2,576.3)		R 76.7
Basic earnings per share (EPS) (cents) | (per share)	$ (0.01)	R (0.11)	$ (0.09)	R (1.14)		R 0.03
Potential ordinary shares (000)					25,172	25,172
Diluted weighted average number of shares ('000)	2,341,567	2,341,567	2,265,988	2,265,988	2,286,925	2,286,925
Diluted basic EPS (cents) | (per share)	$ (0.01)	R (0.11)	$ (0.09)	R (1.14)		R 0.03
Loss/(gain) on disposal of property, plant and equipment	$ 0.3	R 4.9	$ (1.9)	R (28.4)	$ (2.6)	R (31.8)
Impairments	6.6	93.1	$ 224.9	2,981.8	$ 4.8	59.6
Gain on acquisition	$ (76.9)	(1,092.5)
Taxation effect of re-measurement items | R		(3.2)		(494.7)		(3.5)
Re-measurement items, net of tax attributable to non-controlling interests | R		(0.2)
Headline earnings | R		R (1,263.1)		R (117.6)		R 101.0
Headline EPS - cents | (per share)	$ (0.04)	R (0.54)		R (0.05)		R 0.04
Diluted headline EPS - cents | (per share)	$ (0.04)	R (0.54)		R (0.05)		R 0.04